AAM/Bahl & Gaynor Income Growth Fund

Class A (Ticker Symbol: AFNAX)

Class C (Ticker Symbol: AFYCX)

Class T (Ticker Symbol: AFNTX)

Class I (Ticker Symbol: AFNIX)

A series of Investment Managers Series Trust

Supplement dated July 31, 2019, to the

Summary Prospectus dated November 1, 2018, as supplemented.

Effective August 1, 2019 (the “Effective Date”), Kevin T. Gade, Peter M. Kwiatkowski and Keith H. Rennekamp will be added as portfolio managers of the AAM/Bahl & Gaynor Income Growth Fund (the “Fund”). William F. Bahl, Vere W. Gaynor, Charles A. Pettengill, Eleanor K. Moffat, Scott D. Rodes, Lori A. Hudson, Edward A. Woods, John B. Schmitz, Ellis D. Hummel, Stephanie S. Thomas, Nicholas W. Puncer, Christopher M. Rowane, W. Jeff Bahl and James E. Russell, Jr. will continue as portfolio managers of the Fund.

Accordingly, as of the Effective Date, the “Portfolio Managers” section on page 5 of the Summary Prospectus is replaced with the following:

The portfolio management team is comprised of the following individuals, who have been jointly and primarily responsible for the day-to-day management of the Fund’s portfolio since the dates indicated.

Name and Title (Bahl & Gaynor)	Managed the Fund Since:
William F. Bahl, CFA, CIC - Co-Founder and Chairman	July 5, 2012
Vere W. Gaynor - Co-Founder and President	July 5, 2012
Charles A. Pettengill, CFA, CIC, CPA - Vice President and Principal	July 5, 2012
Eleanor K. Moffat, CFA, CIC - Vice President and Principal	July 5, 2012
Scott D. Rodes, CFA, CIC - Vice President and Principal	July 5, 2012
Lori A. Hudson - Vice President and Principal	July 5, 2012
Edward A. Woods, CFA, CIC - Vice President and Principal	July 5, 2012
John B. Schmitz, CFA, CIC - Vice President and Principal	July 5, 2012
Ellis D. Hummel, CFP - Vice President and Principal	July 5, 2012
Stephanie S. Thomas, CFA – Vice President and Principal	January 2, 2013
Nicholas W. Puncer, CFA, CFP – Vice President	November 1, 2014
Christopher M. Rowane, CFA – Vice President	November 1, 2014
W. Jeff Bahl – Vice President	November 1, 2014
James E. Russell, Jr., CFA - Vice President	January 2, 2015
Kevin T. Gade, CFA, CFP - Vice President and Principal	June 30, 2019
Peter M. Kwiatkowski, CFA - Vice President and Principal	June 30, 2019
Keith H. Rennekamp, CFA, CFP - Vice President and Principal	June 30, 2019

Please file this Supplement with your records.